INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Taxes
	Year ended December 31,
	2014	2015	2016

Domestic	$62,991	$(16,712)	$(3,393)
Foreign	(2,865)	(24,249)	6,453

Total	$60,126	$(40,961)	$3,060

Schedule of Income Taxes
	Year ended December 31,
	2014	2015	2016

Current taxes	$24,667	$9,670	$3,480
Deferred tax benefit	(13,851)	(8,973)	(3,268)

Total	$10,816	$697	$212

Schedule of Income Taxes by Jurisdiction

	Year ended December 31,
	2014	2015	2016

Domestic	$12,951	$8,830	$3,396
Foreign	(2,135)	(8,133)	(3,184)

Total	$10,816	$697	$212

Domestic:
Current taxes	$24,507	$8,943	$2,459
Deferred tax (benefit) expense	(11,556)	(113)	937

Total - Domestic	$12,951	$8,830	$3,396

Foreign:
Current taxes	$160	$727	$1,021
Deferred tax benefit	(2,295)	(8,860)	(4,205)

Total - Foreign	$(2,135)	$(8,133)	$(3,184)

Total income tax expense	$10,816	$697	$212

Schedule of Deferred Tax Assets (Liabilities)
	December 31,
	2015	2016
Deferred tax assets:
Net operating loss carry forwards	$10,280	$8,267
Research and development	4,008	3,190
Other temporary differences mainly relating to reserve and allowances	4,058	2,703
Deferred tax assets, before valuation allowance	18,346	14,160
Valuation allowance	4,212	4,739
Total deferred tax assets, net	$14,134	$9,421

Deferred tax liabilities:
Intangible assets	$(17,971)	$(10,998)
Property and equipment, net	(3,275)	(2,393)
Total deferred tax liabilities	$(21,246)	$(13,391)

Total deferred tax liability, net	$(7,112)	$(3,970)

Domestic:
Long term deferred tax asset, net	$5,006	$4,069
Long term deferred tax liability	(261)	-
	$4,745	$4,069

Foreign:
Long term deferred tax asset, net	$7,338	$48
Long term deferred tax liability	(19,195)	(8,087)
	$(11,857)	$(8,039)

Total deferred tax liability, net	$(7,112)	$(3,970)

Schedule of the Reconciliation of the Effective Tax Rate

	Year ended December 31,
	2014	2015	2016

Income (Loss) before taxes on income	$60,126	$(40,961)	$3,060
Statutory tax rate in Israel	26.5%	26.5%	25.0%
Theoretical tax expense (income)	$15,933	$(10,855)	$765

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(13,325)	(5,654)	(1,356)
Non-deductible expenses including impairment charges	8,015	20,738	1,777
Deferred taxes on losses and other temporary charges for which a valuation allowance was provided, net	1,962	(4,617)	527
Tax adjustment in respect of different tax rate of foreign subsidiaries	(793)	1,185	(2,032)
Change in future tax rate	-	-	448
Other	(976)	(100)	83

Taxes on income	$10,816	$697	$212

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.17	$0.12	$0.02
Diluted	$0.16	$0.12	$0.02

Schedule of Unrecognized Tax Benefits

	December 31,
	2015	2016

Balance at the beginning of the year	$724	$2,367
Decrease related to prior year tax positions, net	(22)	(195)
Increase related to current year tax positions	1,665	1,257

Balance at the end of the year	$2,367	$3,429